Schedule Of Other Receivables (Details) (Paranthetical) - EUDA Health Limited [Member]			1 Months Ended
	May 31, 2022 USD ($)	May 31, 2022 SGD ($)	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	May 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Jan. 18, 2018 USD ($)	Jan. 18, 2018 SGD ($)
Investment Owned, at Fair Value													$ 1,900,000	$ 2,580,000
Investment Owned, Face Amount										$ 1,913,096	$ 2,580,000
Additional amount										$ 1,905,681	$ 2,570,000
Installment received	$ 900,000	$ 1,200,000
Remaining balance	2,800,000		$ 2,800,000					$ 3,950,000
Other installment amount				$ 700,000	$ 987,500	$ 400,000	$ 493,750
Debt intrument interest rate, description			interest rate of 3% beginning on July 31, 2022, October 31, 2022, January 31, 2023, April 30, 2023, July 31, 2023, October 31, 2023, January 31, 2024, and April 30, 2024.
Installment received				1,410,231		1,792,193			$ 1,991,226			$ 2,006,640
Installment received				1,031,942		1,066,327			$ 1,830,603
Seven Installment [Member]
Other installment amount						$ 2,500,000	3,456,250
Six Installment [Member]
Other installment amount				2,100,000			$ 2,962,500
Three Equal Quarterly Installments [Member]
Installment received				1,000,000.0	1,481,250,000,000
Installment received				$ 1,000,000.0	$ 1,481,250,000,000
Pt Bumi Lestari Berkah Melimpah [Member]
Remaining balance	$ 2,900,000		$ 2,900,000					$ 3,950,000